BORROWING (Tables)	12 Months Ended
Dec. 31, 2022
BORROWING.
Schedule of reconciliation of liabilities arising from financing activities

	U.S. dollars in thousands
				Non-cash changes
	January 1, 2022	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2022
Borrowing	83,620		(7,507)		39,103		115,216
Payable in respect of intangible assets purchase	20,480		(11,123)		1,800		11,157
Lease liabilities	4,192		(2,010)	5,003	430	(140)	7,475

				Non-cash changes
	January 1, 2021	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2021
Borrowing	81,386		(9,701)		11,935		83,620
Payable in respect of intangible assets purchase	24,746		(8,500)		4,234		20,480
Lease liabilities	5,517		(2,107)	385	355	42	4,192

				Non-cash changes
	January 1, 2020	Proceeds from borrowings	Principal and interest payments	Addition during the year	Interest expense	Foreign exchange movement	December 31, 2020
Borrowing	—	78,061	(6,246)		9,571		81,386
Payable in respect of intangible assets purchase	—			22,288	2,458		24,746
Lease liabilities	3,815		(1,802)	2,930	406	168	5,517